Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Please refer to the Compensation Discussion and Analysis on pages 47 to 69 for a detailed description of the Company’s Executive Compensation program design and 2023 pay decisions, including how the Company links executive compensation to performance. This section is provided solely to comply with recently adopted SEC rules under the Dodd-Frank Act.

Pay Versus Performance Table
					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO 1 $ (b)	Compensation Actually Paid to PEO 1,4 $ (c)	Average Summary Compensation Table Total for Non-PEO NEOs 2 $ (d)	Average Compensation Actually Paid to Non-PEO NEOs 2,4 $ (e)	Total Shareholder Return $ (f)	Peer Group Total Shareholder Return 3 $ (g)	Net Income (in millions) $ (h)	CFOAS 5 (in millions) $ (i)

2023	36,919,898	23,567,917	20,748,653	13,866,194	176	139	36,010	59,447

2022	35,909,231	89,747,677	20,844,030	37,954,580	188	136	55,740	82,044

2021	23,572,488	40,080,212	11,277,117	18,671,104	101	94	23,040	51,305

2020	15,639,061	-7,691,707	8,331,316	-8,714,670	64	69	-22,440	15,667
See footnote text on page 95 for the Summary Compensation Table (SCT) to Compensation Actually Paid (CAP) calculation.

Following table and information are provided to supplement the Pay Versus Performance Table.

Year (a)	Total Direct Compensation PEO 1,6 $ (j)	Realized Pay PEO 1,6 $ (k)	Average Total Direct Compensation for Non-PEO NEOs 2,6 $ (l)	Average Realized Pay for Non-PEO NEOs 2,6 $ (m)

2023	29,861,750	15,627,195	16,381,837	6,985,831

2022	33,024,000	18,116,008	17,704,820	7,649,062

2021	18,262,225	9,068,366	7,594,806	4,188,130

2020	10,049,725	3,748,895	4,785,620	2,744,862

4-year average	22,779,425	11,640,116	11,616,771	5,391,971
Columns (b) and (d) represent Total Reported Pay for PEO and other NEOs as disclosed in the Summary Compensation Table on page 70. In its pay deliberations, the Compensation Committee considers Total Direct Compensation, columns (j) and (l), as it excludes the volatility that results from changes in pension value and all other compensation. See pages 60 to 63.
“Compensation Actually Paid” in columns (c) and (e) includes pension service cost and year-over-year change in value of unvested awards. We believe Realized Pay, shown in columns (k) and (m), is a more accurate representation of pay actually realized during the year. See pages 60 to 61 for details specific to PEO Realized Pay.
The main factor in year-over-year changes in “Compensation Actually Paid” is the change in value of unvested equity awards. Performance shares with uniquely long vesting periods represent over 70 percent of Total Direct Compensation, aligning the interests of our executives with the returns of long-term shareholders.

PEO “Compensation Actually Paid” 2023 versus 2022 ($ in millions)	Actual		Year-over-Year
As a result, over 90 percent of the year-
over-year change of PEO “Compensation
Actually Paid” reflects unvested equity, its
value influenced by the Company’s stock
price.

Year-end stock price of $99.98 in 2023 and
$110.30 in 2022, up from $61.19 in 2021
and $41.22 in 2020, resulted in significant
year-over-year change.

	2023	2022	Change	% of Change
Cash: Salary, Bonus, All Other Compensation	7.8	8.5	-0.7	1%
Stock Awards granted in current year, YE value	22.5	24.8	-2.3	3%
Outstanding equity, year-over-year change in value	-11.7	48.5	-60.3	89%
Vested awards, vested value minus prior YE value	-0.4	3.3	-3.7	6%
Dividends paid prior to vesting of underlying awards	4.5	3.7	0.7	1%
Pension Service Cost	1.0	0.9	0.1	0%
Total	23.6	89.7	-66.2	100%

Company Selected Measure Name	CFOAS
Named Executive Officers, Footnote	K.A. Mikells, N.A. Chapman, J.P. Williams, Jr., and K.T. McKee;	K.A. Mikells, N.A. Chapman, J.P. Williams, Jr., and K.T. McKee;	K.A. Mikells, A.P. Swiger, N.A. Chapman, J.P. Williams, Jr., and L.M. Mallon;	A.P. Swiger, N.A. Chapman, J.P. Williams, Jr., and N.W. Duffin
Peer Group Issuers, Footnote	CD&A Performance Peer group: BP, Chevron, Shell, and TotalEnergies
PEO Total Compensation Amount	$ 36,919,898	$ 35,909,231	$ 23,572,488	$ 15,639,061
PEO Actually Paid Compensation Amount	$ 23,567,917	89,747,677	40,080,212	(7,691,707)
Adjustment To PEO Compensation, Footnote	Adjustments to determine “Compensation Actually Paid”:

		PEO 1				Average Non-PEO NEOs 2
	+/-	2023	2022	2021	2020	2023	2022	2021	2020

SCT grant value of current year long-term awards	–	23,199,750	24,939,000	13,505,225	8,434,725	12,079,337	12,594,195	5,892,181	3,594,016

Year-end value of current long-term awards	+	22,495,500	24,817,500	13,155,850	8,450,100	11,712,657	12,532,838	5,827,736	3,600,567

Year-over-year change in “fair value” of unvested awards	+	-11,749,836	48,547,691	16,765,814	-20,079,108	-4,655,739	17,672,847	7,865,983	-15,015,063

Value of vested awards received	+	-442,500	3,273,600	1,314,686	-1,274,817	-135,756	751,602	486,992	-1,009,384

SCT change in pension value	–	5,922,953	2,506,363	5,137,153	5,348,636	4,012,935	3,044,269	2,710,176	3,442,800

Pension Service cost	+	1,001,694	901,365	744,658	751,812	546,216	460,833	326,056	462,472

Dividends	+	4,465,864	3,743,653	3,169,095	2,604,606	1,742,434	1,330,895	1,489,577	1,952,237

Non-PEO NEO Average Total Compensation Amount	$ 20,748,653	20,844,030	11,277,117	8,331,316
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,866,194	37,954,580	18,671,104	(8,714,670)
Adjustment to Non-PEO NEO Compensation Footnote	Adjustments to determine “Compensation Actually Paid”:

		PEO 1				Average Non-PEO NEOs 2
	+/-	2023	2022	2021	2020	2023	2022	2021	2020

SCT grant value of current year long-term awards	–	23,199,750	24,939,000	13,505,225	8,434,725	12,079,337	12,594,195	5,892,181	3,594,016

Year-end value of current long-term awards	+	22,495,500	24,817,500	13,155,850	8,450,100	11,712,657	12,532,838	5,827,736	3,600,567

Year-over-year change in “fair value” of unvested awards	+	-11,749,836	48,547,691	16,765,814	-20,079,108	-4,655,739	17,672,847	7,865,983	-15,015,063

Value of vested awards received	+	-442,500	3,273,600	1,314,686	-1,274,817	-135,756	751,602	486,992	-1,009,384

SCT change in pension value	–	5,922,953	2,506,363	5,137,153	5,348,636	4,012,935	3,044,269	2,710,176	3,442,800

Pension Service cost	+	1,001,694	901,365	744,658	751,812	546,216	460,833	326,056	462,472

Dividends	+	4,465,864	3,743,653	3,169,095	2,604,606	1,742,434	1,330,895	1,489,577	1,952,237

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Supporting Financial & Operating Metrics

∎
  TSR

∎
  Earnings

∎
  Cash Flow from Operations and Asset Sales

∎
  Return on Capital Employed

∎
  Safety Performance

∎
  Environmental Performance

∎
  Corporate-wide operated asset GHG emissions intensity

Total Shareholder Return Amount	$ 176	188	101	64
Peer Group Total Shareholder Return Amount	139	136	94	69
Net Income (Loss)	$ 36,010,000,000	$ 55,740,000,000	$ 23,040,000,000	$ (22,440,000,000)
Company Selected Measure Amount	59,447,000,000	82,044,000,000	51,305,000,000	15,667,000,000
PEO Name	D.W. Woods	D.W. Woods	D.W. Woods	D.W. Woods
Measure:: 1
Pay vs Performance Disclosure
Name	TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings
Measure:: 3
Pay vs Performance Disclosure
Name	Cash Flow from Operations and Asset Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Capital Employed
Measure:: 5
Pay vs Performance Disclosure
Name	Safety Performance
Measure:: 6
Pay vs Performance Disclosure
Name	Environmental Performance
Measure:: 7
Pay vs Performance Disclosure
Name	Corporate-wide operated asset GHG emissions intensity
PEO | Sct Grant Value Of Current Year LongTerm Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 23,199,750	$ 24,939,000	$ 13,505,225	$ 8,434,725
PEO | Year-End Value Of Current LongTerm Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,495,500	24,817,500	13,155,850	8,450,100
PEO | Year-Over-Year Change In Fair Value Of Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,749,836)	48,547,691	16,765,814	(20,079,108)
PEO | Value Of Vested Awards Received [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(442,500)	3,273,600	1,314,686	(1,274,817)
PEO | Sct Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,922,953	2,506,363	5,137,153	5,348,636
PEO | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,001,694	901,365	744,658	751,812
PEO | Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,465,864	3,743,653	3,169,095	2,604,606
Non-PEO NEO | Sct Grant Value Of Current Year LongTerm Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,079,337	12,594,195	5,892,181	3,594,016
Non-PEO NEO | Year-End Value Of Current LongTerm Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,712,657	12,532,838	5,827,736	3,600,567
Non-PEO NEO | Year-Over-Year Change In Fair Value Of Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,655,739)	17,672,847	7,865,983	(15,015,063)
Non-PEO NEO | Value Of Vested Awards Received [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(135,756)	751,602	486,992	(1,009,384)
Non-PEO NEO | Sct Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,012,935	3,044,269	2,710,176	3,442,800
Non-PEO NEO | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	546,216	460,833	326,056	462,472
Non-PEO NEO | Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,742,434	$ 1,330,895	$ 1,489,577	$ 1,952,237